RELATED PARTY TRANSACTIONS - Narrative (Details) € in Thousands, shares in Thousands			12 Months Ended
	Apr. 14, 2017 shares vesting_tranche	Nov. 07, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Total emoluments			€ 17,161	€ 17,879	€ 8,722
Cash received as funding for FFS GmbH			204,848
Total emoluments			16,674	16,015	12,290
Compensation for benefit obligations and long-term bonus plans				314	1,231
Compensation payable to the former Chairman			653,751	607,505
Wages and salaries			323,936	313,471	294,047
Compensation settled in treasury shares			2,759	4,737
Former CEO of The Group
Disclosure of transactions between related parties [line items]
Compensation costs for retirement of former key personnel					5,500
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Wages and salaries			13,915	10,964	11,059
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares				418	1,110
FCA Bank
Disclosure of transactions between related parties [line items]
Proceeds from Funding of Equity Method Investment		€ 431,958
FFS | FCA Bank
Disclosure of transactions between related parties [line items]
Purchase price of FFS GmbH		€ 18,595
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments			17,043	17,767	8,617
Compensation for salary			1,080
Compensation settled in treasury shares			€ 15,963	16,490
Ferrari N.V. and Ferrari S.p.A. | Directors
Disclosure of transactions between related parties [line items]
Total emoluments					17,767	€ 8,617
Compensation for salary				€ 1,277	2,827
Compensation for benefit obligations and long-term bonus plans					€ 290
PSUs
Disclosure of transactions between related parties [line items]
Number of equal vesting tranches | vesting_tranche	3
PSUs | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (shares) | shares	450
Number of equal vesting tranches | vesting_tranche	3